Share-based compensation (Details) $ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	Aug. 18, 2006 shares	Jun. 30, 2014	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) plan shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2012 USD ($) $ / shares shares
Share-based compensation
Number of share-based compensation plans | plan				2
Weighted Average Fair Value
Share-based compensation, income tax benefit | $					$ 0		$ 0		$ 0
2006 Stock Incentive Plan (the "Plan")
Share-based compensation
Shares approved for issuance | shares	8,656,000
Share-based compensation, authorized percentage of additional share capital issued following effective date of plan	10.00%
Options
Share-based compensation
Recognized pre-tax charge included in selling, general, and administrative expenses and manufacturing overhead | ¥				¥ 8,865		¥ 14,544		¥ 3,558
Recognized pre-tax charge capitalized in cost of inventory | ¥				0		3		372
Weighted-average grant-date fair value of options granted (in dollars per share) | $ / shares			$ 1.88
Forfeitures, measured at grant date fair value | ¥				¥ 895		¥ 774		¥ 577
Forfeiture rate (as a percent)			11.12%	11.12%	10.05%	10.05%	10.92%	10.92%
Total unrecognized compensation cost | ¥				¥ 4,362		¥ 13,781		¥ 92
Weighted-average period for recognition of unrecognized compensation cost			15 months	15 months
Fair value assumptions for options granted to employees
Weighted average expected option life					6 years	6 years
Shares
Outstanding at the beginning of the period (in shares) | shares			5,676,300	5,676,300	2,581,550	2,581,550	4,357,050	4,357,050
Granted (in shares) | shares					3,660,000	3,660,000	0	0
Forfeited (in shares) | shares			(516,800)	(516,800)	(296,500)	(296,500)	(1,373,750)	(1,373,750)
Exercised (in shares) | shares			(140,000)	(140,000)	(268,750)	(268,750)	(401,750)	(401,750)
Outstanding at the end of the period (in shares) | shares			5,019,500	5,019,500	5,676,300	5,676,300	2,581,550	2,581,550	4,357,050
Exercisable at the end of the period (in shares) | shares			2,984,500	2,984,500
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share) | $ / shares			$ 3.21		$ 4.79		$ 4.28
Granted (in dollars per share) | $ / shares					1.88
Forfeited (in dollars per share) | $ / shares			3.02		2.21		1.37
Exercised (in dollars per share) | $ / shares			1.37		1.37		1.37
Outstanding at the end of the period (in dollars per share) | $ / shares			3.24		$ 3.21		$ 4.79		$ 4.28
Exercisable at end of the period (in dollars per share) | $ / shares			$ 4.17
Weighted Average Remaining Contractual Life (Year)
Outstanding at the end of the period			6 years 6 months 29 days	6 years 6 months 29 days	7 years 7 months 2 days	7 years 7 months 2 days	6 years 4 months 24 days	6 years 4 months 24 days	7 years 7 months 13 days
Exercisable at the end of the period			5 years 6 months 4 days	5 years 6 months 4 days
Intrinsic Value
Outstanding at the beginning of the period | $			$ 279,000		$ 612,000
Outstanding at the end of the period | $			172,000		279,000		$ 612,000
Exercisable at the end of the period | $			167,000
Total intrinsic value of options exercised | $			$ 100,000		$ 186,000		$ 134,000
Options | Minimum
Fair value assumptions for options granted to employees
Average risk-free rate (as a percent)					1.80%	1.80%
Volatility rate (as a percent)					56.22%	56.22%
Options | Maximum
Fair value assumptions for options granted to employees
Average risk-free rate (as a percent)					2.01%	2.01%
Volatility rate (as a percent)					100.06%	100.06%
Options | 2014 Plan
Share-based compensation
Share-based compensation, authorized percentage of share capital issued and outstanding following effective date of plan		10.00%
Award pool as maximum percentage of issued and outstanding shares requiring automatic increase to award pool		1.00%
Award pool as percentage of issued and outstanding shares after required automatic increase to award pool		10.00%
Restricted share units ("RSU")
Share-based compensation
Recognized pre-tax charge included in selling, general, and administrative expenses and manufacturing overhead | ¥				¥ 540		¥ 1,737		¥ 5,843
Total unrecognized compensation cost | ¥				¥ 0		¥ 536
Shares
Nonvested at the beginning of the period (in shares) | shares			958,610	958,610	1,016,110	1,016,110	2,438,000	2,438,000
Granted (in shares) | shares					90,000	90,000
Vested (in shares) | shares			(267,500)	(267,500)	(85,000)	(85,000)	(1,281,890)	(1,281,890)
Forfeited (in shares) | shares					(62,500)	(62,500)	(140,000)	(140,000)
Nonvested at the end of the period (in shares) | shares			691,110	691,110	958,610	958,610	1,016,110	1,016,110	2,438,000
Weighted Average Fair Value
Nonvested at the beginning of the period (in dollars per share) | $ / shares			$ 4.62		$ 4.95		$ 4.97
Granted (in dollars per share) | $ / shares					1.99
Vested (in dollars per share) | $ / shares			2.50		5.11		5.04
Forfeited (in dollars per share) | $ / shares					5.52		4.28
Nonvested at the end of the period (in dollars per share) | $ / shares			$ 4.82		$ 4.62		$ 4.95		$ 4.97
Fair value of shares vested | ¥				¥ 1,945		¥ 1,000		¥ 2,182